Contingencies, Guarantees, Indemnifications and Leases - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating lease assets	$ 116.9	$ 125.6
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Finance lease assets	$ 82.4	$ 94.2
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Total lease assets	$ 199.3	$ 219.8
Liabilities
Operating lease liabilities	$ 112.2	$ 118.3
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Finance lease liabilities	$ 83.0	$ 94.8
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Total lease liabilities	$ 195.2	$ 213.1
Finance lease cost:
Amortization of right-of-use assets	34.0	30.5	$ 20.4
Interest on lease liabilities	1.2	1.0	1.0
Operating lease cost	34.6	37.6	30.5
Other lease cost	9.5	7.3	5.8
Sublease income	(1.5)	(1.7)	(1.6)
Total lease cost	77.8	74.7	56.1
Payments for operating leases	32.0	36.0	40.7
Payments for finance leases	35.1	31.4	$ 21.2
Operating leases, payments due for the twelve months ending December 31:
2023	25.6
2024	22.3
2025	18.8
2026	15.7
2027	11.6
2028 and thereafter	32.2
Total lease payments	126.2
Less: interest	14.0
Present value of lease liabilities	112.2	118.3
Finance leases, payments due for the twelve months ending December 31:
2023	35.0
2024	30.2
2025	14.6
2026	5.0
2027	0.4
Total lease payments	85.2
Less: interest	2.2
Present value of lease liabilities	83.0	94.8
Total leases, payments due for the twelve months ending December 31:
2023	60.6
2024	52.5
2025	33.4
2026	20.7
2027	12.0
2028 and thereafter	32.2
Total lease payments	211.4
Less: interest	16.2
Present value of lease liabilities	$ 195.2	$ 213.1
Weighted-average remaining lease term and weighted-average discount rates
Weighted average remaining lease term, Operating leases	7 years 8 months 12 days	7 years 9 months 18 days	8 years 1 month 6 days
Weighted average remaining lease term, Finance leases	2 years 9 months 18 days	3 years 2 months 12 days	3 years
Weighted-average discount rate, Operating leases	2.50%	2.20%	2.40%
Weighted-average discount rate, Finance leases	1.70%	1.10%	1.80%